Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
7. Revenue
The Company’s revenue consists of amounts received related to research services provided to customers.
Contract Revenue
In May 2019, the Company entered into a collaborative development agreement. The Company determined that the agreement contained three distinct promises; research and development, design services, and intellectual property, which will be accounted for as a single combined performance obligation of research and development services recognized over time. The development agreement included $0.3 million of fixed consideration allocated to a single performance obligation and an additional $0.3 million of variable consideration. At the inception of the development agreement, it was not probable that a significant reversal of revenue would not occur and therefore the variable consideration was fully constrained. Throughout the development agreement period, several parameters of the research and development services were changed, which increased the uncertainty of achieving the remaining performance obligations. Therefore, in December 2021, the contract asset of $0.3 million was reversed due to this increased uncertainty.
In April 2021, the Company entered into a research collaboration and license agreement with Spark Therapeutics, Inc. (“Spark”). Under the agreement, the Company will be responsible for a research program, which includes designing, building and testing five cell type specific-synthetic promoters for use in developing certain gene therapies using the Company’s proprietary technology. The Company received an upfront payment from Spark of $3.0 million and Spark is obligated to reimburse the Company for costs and expenses incurred for the research program. The Company expects to complete the research program over a two-year
period.
The Company assessed this agreement in accordance with ASC 606,
Revenue Recognition
(“ASC 606”) and concluded that the contract counterparty, Spark, is a customer. The Company identified only one combined performance obligation in the agreement, which is to perform research services, the related joint research plan and committees for the five specified promoters. The Company determined that the research activities for each of the five promoters are not distinct given there is one single research plan that is performed by the same research team and research results for one promoter may provide insights for other promoters.
Pursuant to the agreement, once the research program is completed and the Company delivers a data package to Spark, Spark has 24 months (the “evaluation period”) to determine whether Spark will exercise its options to obtain field-limited, royalty-bearing licenses to develop, manufacture and commercialize promoters corresponding to each of the five specified promoters being researched. For each licensed promoter option that is exercised, the Company is eligible to receive a license fee, potential research, development and commercial milestone payments and royalties on product sales. Spark may generally terminate the agreement upon 90 days prior written notice or 180 days prior written notice if the licensed promoter is in clinical trials or is being commercialized at the time of termination.
The Company evaluated Spark’s optional rights to license, develop, manufacture and commercialize each of the promoter profiles to determine whether they provide Spark with any material rights to purchase the promoter licenses at an incremental discount. The Company’s proprietary technology used to develop the promoters is in the early stages of development, so technological feasibility and probability of developing a product is highly uncertain. As a result, determining the SSP for the optional rights is subject to significant judgment. Given the subjectivity associated with determining the SSP for the right to a future license related to unproven technology at contract inception, the Company also evaluated whether the contract consideration associated with the research services represents the SSP for those services. The Company determined the transaction price, inclusive of the upfront payment and reimbursement of costs and expenses incurred for the research program, is commensurate with SSP for the research being conducted given the specialized nature and reliance on proprietary technology. Based on the Company’s assessment of the optional consideration and the qualitative factors of feasibility and probability of development combined with the quantitative assessment that research services are priced at their SSP, the Company concluded that the license option does not provide Spark with an incremental discount and therefore does not constitute a material right. The transaction price associated with the research services in this agreement consists of the fixed upfront amount of $3.0 million and variable consideration.
For both collaboration agreements, the Company will recognize the transaction price as research and development services are provided, using a cost-based input method to measure the progress toward completion of its performance obligation and to calculate the corresponding amount of revenue to recognize each period. The Company believes that the cost-based input method is the best measure of progress because other measurements would not reflect how the Company transfers the control related to the performance obligation to our customers.
For the three months ended March 31, 2022 and 2021, the Company recorded revenue, which was previously included in the deferred revenue at the beginning of each period, of $0.4 million and zero, respectively. Contract asset balances related to unbilled revenue for our collaboration agreements were zero as of March 31, 2022 and 2021, and are presented within prepaid expenses and other current assets on the condensed consolidated balance sheets.
Grant Income
In 2021, the Small Business Innovation Research awarded the Company a grant in the amount of $2.0 million over two years subject to meeting certain terms and conditions. The purpose of the grant is to support the further development of
SENTI-202
for acute myeloid leukemia towards clinical development.
Grant income was recognized when qualified research and development costs were incurred and the Company obtained reasonable assurance that the terms and conditions of the grant were met.
Entity-wide information
During the three months ended March 31, 2022, Customer A and B accounted for 77% and 23%, respectively, of revenue. During the three months ended March 31, 2021, Customer B and C accounted for 39% and 61%, respectively, of revenue.
All revenues were generated in the United States for the three months ended March 31, 2022 and 2021.

8. Revenue
The Company’s revenue consists of amounts received related to research services provided to customers.
Contract Revenue
In May 2019, the Company entered into a collaborative development agreement. The Company determined that the agreement contained three distinct promises; research and development, design services, and intellectual property, which will be accounted for as a single combined performance obligation of research and development services recognized over time. The development agreement included $0.3 million of fixed consideration allocated to a single performance obligation and an additional $0.3 million of variable consideration. At inception of the development agreement, it was not probable that a significant reversal of revenue would not occur and therefore the variable consideration was fully constrained. Throughout the development agreement period, several parameters of the research and development services were changed, which increased the uncertainty of achieving the remaining performance obligations. Therefore, in December 2021, the contract asset of $0.3 million was reversed due to this increased uncertainty.
In April 2021, the Company entered into a research collaboration and license agreement with Spark Therapeutics, Inc. (“Spark”). Under the agreement, the Company will be responsible for a research program, which includes designing, building and testing five cell type specific-synthetic promoters for use in developing certain gene therapies using the Company’s proprietary technology. The Company received an upfront payment from Spark of $3.0 million and Spark is obligated to reimburse the Company for costs and expenses incurred for the research program. The Company expects to complete the research program over a two-year
period.
The Company assessed this agreement in accordance with ASC 606,
Revenue Recognition
(“ASC 606”) and concluded that the contract counterparty, Spark, is a customer. The Company identified only one combined performance obligation in the agreement, which is to perform research services, the related joint research plan and committees for the five specified promoters. The Company determined that the research activities for each of the five promoters are not distinct given there is one single research plan that is performed by the same research team and research results for one promoter may provide insights for other promoters.
Pursuant to the agreement, once the research program is completed and the Company delivers a data package to Spark, Spark has 24 months (the “evaluation period”) to determine whether Spark will exercise its options to obtain field-limited, royalty-bearing licenses to develop, manufacture and commercialize promoters corresponding to each of the five specified promoters being researched. For each licensed promoter option that is exercised, the Company is eligible to receive a license fee, potential research, development and commercial milestone payments and royalties on product sales. Spark may generally terminate the agreement upon 90 days’ prior written notice or 180 days’ prior written notice if the licensed promoter is in clinical trials or is being commercialized at the time of termination.
The Company evaluated Spark’s optional rights to license, develop, manufacture and commercialize each of the promoter profiles to determine whether they provide Spark with any material rights to purchase the promoter licenses at an incremental discount. The Company’s proprietary technology used to develop the promoters is in early stages of development, so technological feasibility and probability of developing a product is highly uncertain. As a result, determining the SSP for the optional rights is subject to significant judgment. Given the subjectivity associated with determining the SSP for the right to a future license related to unproven technology at contract inception, the Company also evaluated whether the contract consideration associated with the research services represents the SSP for those services. The Company determined the transaction price, inclusive of the upfront payment and reimbursement of costs and expenses incurred for the research program, is commensurate with SSP for the research being conducted given the specialized nature and reliance on proprietary technology. Based on the Company’s assessment of the optional consideration and the qualitative factors of feasibility and probability of development combined with the quantitative assessment that research services are priced at their SSP, the Company concluded that the license option does not provide Spark with an incremental discount and therefore does not constitute a material right. The transaction price associated with the research services in this agreement consists of the fixed upfront amount of $3.0 million and variable consideration.
For both collaboration agreements, the Company will recognize the transaction price as research and development services are provided, using a cost-based input method to measure the progress toward completion of its performance obligation and to calculate the corresponding amount of revenue to recognize each period. The Company believes that the cost-based input method is the best measure of progress because other measurements would not reflect how the Company transfers the control related to the performance obligation to our customers.
The Company has recorded nil and $0.2 million of revenue for the years ended December 31, 2021 and 2020, respectively, which was previously included in the deferred revenue balances at the beginning of each period. Contract asset balances related to unbilled revenue for our collaboration agreements were nil and $0.2 million as of December 31, 2021 and 2020, respectively, and are presented within prepaid expenses and other current assets on the consolidated balance sheets.
Grant Income
In 2018, the National Institutes of Health awarded the Company a grant in the amount of $0.2 million to be used to support research and development for treating Inflammatory Bowel Disease. Eligible costs under the grant include direct personnel costs and materials and supplies.
In 2021, the Small Business Innovation Research awarded the Company a grant in the amount of $2.0 million over two years subject to meeting certain terms and conditions. The purpose of the grant is to support further development of
SENTI-202
for acute myeloid leukemia (“AML”) towards clinical development.
Grant income was recognized when qualified research and development costs were incurred and the Company obtained reasonable assurance that the terms and conditions of the grant were met.
Entity-wide information
During the year ended December 31, 2021, when excluding the $0.3 million contract asset reversal for Customer C, Customer A accounted for 84.3% of revenue, and Customer B accounted for 15.7% of revenue. During the year ended December 31, 2020, Customer B and C accounted for 30.4% and 69.6%, respectively, of revenue.
All net sales were generated in the United States for the years ended December 31, 2021 and 2020.